Other non-current assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Prepayment for automobiles	¥ 261,768	¥ 191,360
Automobiles purchased for future leases	583,298	250,151
Long-term prepaid expenses	123,554	387,408
Deposits and others	416,424	108,926
Other Assets, Noncurrent	¥ 1,385,044	¥ 937,845